Intangible Assets (Summary Of Intangible Assets and Accumulated Amortization Included In The Consolidated Statements of Condition) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Line Items]
Gross Carrying Amount	$ 244,137	$ 72,270
Accumulated Amortization	(59,748)	(51,253)
Net Carrying Value	184,389	21,017
Core deposit intangibles
Intangible Assets [Line Items]
Gross Carrying Amount	160,650	16,850
Accumulated Amortization	(8,176)	(4,721)
Net Carrying Value	152,474	12,129
Customer Relationships
Intangible Assets [Line Items]
Gross Carrying Amount	77,865	54,865
Accumulated Amortization	(50,777)	(46,302)
Net Carrying Value	27,088	8,563
Other
Intangible Assets [Line Items]
Gross Carrying Amount	5,622	555
Accumulated Amortization	(795)	(230)
Net Carrying Value	$ 4,827	$ 325